Employee deferred compensation (Details 2) (CHF) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	2,311
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period (in years)	1.2
Adjustable Performance Plan cash awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	5
Restricted Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	82
Other Cash Awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	210
Contingent Capital Awards (CCA)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	275
Capital Opportunity Facility (COF)
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	6
Performance shares | Performance share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	529
Stock compensation plan | Share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	1,190
Stock compensation plan | Adjustable Performance Plan share awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	4
Stock compensation plan | Plus Bond awards
Estimated unrecognized compensation expense (CHF million)
Total estimated unrecognized compensation expense	10